787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 18, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Municipal Bond Fund, Inc.

Securities Act File No. 333-173241

Ladies and Gentlemen:

On behalf of BlackRock National Municipal Fund (the “Acquiring Fund”), a series of BlackRock Municipal Bond Fund, Inc. (the “Registrant”), and pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Combined Prospectus/Proxy Statement and Statement of Additional Information dated May 16, 2011 relating to the proposed acquisition by the Acquiring Fund of all of the assets of each of BlackRock Municipal Fund (a “Target Fund”), also a series of BlackRock Municipal Bond Fund, Inc., and BlackRock AMT-Free Municipal Bond Portfolio (a “Target Fund”), a series of BlackRock Funds II, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain stated liabilities of each Target Fund. The Registrant’s Registration Statement on Form N-14 was declared effective on May 1, 2011. The Combined Prospectus/Proxy Statement is expected to be mailed to shareholders of each Target Fund on or about May 17, 2011.

If you have any questions or comments on this filing, please do not hesitate to contact the undersigned at (212) 728-8294.

Sincerely,

/s/Maria Gattuso, Esq.

Maria Gattuso, Esq.

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

Aaron Wasserman, Esq., BlackRock Advisors, LLC

Margery Neale, Esq., Willkie Farr & Gallagher LLP

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